LOSS PER CLASS A and CLASS B ORDINARY SHARE - Computation of basic and diluted loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss	¥ (4,285,393)	¥ (1,266,118)	¥ (1,191,213)
Net loss (income) attributable to non-controlling interests	(4,660)	(3,427)	1,403
Net loss attributable to redeemable non-controlling interests		655	2,592
Accretion to redemption value of redeemable non-controlling interests		(10,801)	(77,644)
Adjustment to the redemption value of redeemable non-controlling interests		(178,982)
Cumulative dividend on redeemable preferred shares	(53,625)	(51,212)	(49,073)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (4,343,678)	¥ (1,509,885)	¥ (1,313,935)
Weighted average number of ordinary share outstanding, basic	1,468,187,956	1,464,447,843	1,452,906,722
Weighted average number of ordinary share outstanding, diluted	1,468,187,956	1,464,447,843	1,452,906,722
Loss per Class A and Class B ordinary share, basic	¥ (2.96)	¥ (1.03)	¥ (0.90)
Loss per Class A and Class B ordinary share, diluted	¥ (2.96)	¥ (1.03)	¥ (0.90)
Ordinary Shares
Shares issued to depository bank (in shares)	0	29,252,600	0
Proceeds from issuance of ordinary shares	¥ 0	¥ 0	¥ 0